Information About Non-controlling Interests - Summary of consolidated statements of cash flows (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	₩ 5,503,289	₩ 3,597,065	₩ 5,561,834
Cash flows from investing activities	(4,620,508)	(4,838,643)	(5,137,474)
Cash flows from financing activities	(452,792)	669,331	(41,282)
Net increase (decrease) in cash and cash equivalents	430,492	(570,530)	384,968
Cash and cash equivalents at beginning of year	2,449,062	3,019,592	2,634,624
Exchange differences	503	1,717	1,890
Cash and cash equivalents at end of year	2,879,554	2,449,062	3,019,592
KT Skylife Co., Ltd. [member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	207,207	176,407	102,947
Cash flows from investing activities	(125,343)	(78,928)	(352,116)
Cash flows from financing activities	(50,811)	(79,455)	230,010
Net increase (decrease) in cash and cash equivalents	31,053	18,024	(19,159)
Cash and cash equivalents at beginning of year	98,695	80,672	99,834
Exchange differences		(1)	(3)
Cash and cash equivalents at end of year	129,748	98,695	80,672
BC Card Co., Ltd. [member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	82,883	(798,043)	(157,645)
Cash flows from investing activities	(74,430)	(7,733)	(283,313)
Cash flows from financing activities	(67,609)	914,441	526,563
Net increase (decrease) in cash and cash equivalents	(59,156)	108,665	85,605
Cash and cash equivalents at beginning of year	435,047	326,482	240,584
Exchange differences	(95)	(100)	293
Cash and cash equivalents at end of year	375,796	435,047	326,482
KTIS Corporation [Member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	50,892	13,809	49,011
Cash flows from investing activities	(17,636)	9,813	(27,143)
Cash flows from financing activities	(32,872)	(29,199)	(23,126)
Net increase (decrease) in cash and cash equivalents	384	(5,577)	(1,258)
Cash and cash equivalents at beginning of year	24,944	30,521	31,779
Cash and cash equivalents at end of year	25,328	24,944	30,521
KTCS Corporation [Member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	55,146	19,423	6,945
Cash flows from investing activities	(5,901)	13,245	(1,039)
Cash flows from financing activities	(26,948)	(35,578)	(16,622)
Net increase (decrease) in cash and cash equivalents	22,297	(2,910)	(10,716)
Cash and cash equivalents at beginning of year	61,814	63,884	75,440
Exchange differences		840	(840)
Cash and cash equivalents at end of year	84,111	61,814	63,884
Nasmedia Co Ltd [Member]
Disclosure of Summarized Consolidated Statements of Cash Flows of Subsidiaries [Line Items]
Cash flows from operating activities	8,116	22,015	44,500
Cash flows from investing activities	(30,910)	3,845	(16,966)
Cash flows from financing activities	(11,077)	(11,136)	(9,843)
Net increase (decrease) in cash and cash equivalents	(33,871)	14,724	17,691
Cash and cash equivalents at beginning of year	86,133	71,396	53,720
Exchange differences	15	13	(15)
Cash and cash equivalents at end of year	₩ 52,277	₩ 86,133	₩ 71,396